Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Future minimum payments required under these commitments as of December 31, 2018 are as follows:

Purchase Obligations
(Dollars in millions)
2019	$1,296
2020	112
2021	68
2022	33
2023	12
Thereafter	24
Total	$1,545

Lease Commitments
As of December 31, 2018, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2019	$154	$58
2020	143	47
2021	128	34
2022	112	22
2023	97	10
Thereafter	769	3
Total	$1,403	$174